Investment Objectives and Goals - Papp Small & Mid-Cap Growth Fund	Mar. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is long-term capital growth.